CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value (In dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	85,000,000	85,000,000	85,000,000
Common stock, shares issued	28,500,548	26,987,787	24,991,329
Common stock, shares outstanding	28,500,548	26,987,787	24,991,329